Principal assumptions on actuarial valuation (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Principal assumptions on actuarial valuation [Abstract]
Discount rate	2.24% ~ 2.90%	2.75% ~ 2.90%
Future salary and benefit levels	4.88%	4.88%
Weighted average duration	13.71	13.4